Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[1]			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2013-1

CIK # Not Applicable

		HUD	1,081	$216,952,401.15	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	3	$417,214.66	0.24%	0	$0.00	0.00%	0	$0.00	0.00%
Total			1,081	$216,952,401.15	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	3	$417,214.66	0.24%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed in Q42013 filing one (1) asset was in Dispute and as disclosed in Q12014 filing two (2) assets were also in Dispute. As reported herein the three (3) assets continue to be in Dispute as seller and purchaser work towards resolution.